Goodwill - Schedule of Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	€ 49,983	€ 49,983
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	31,805	31,805
Engineering Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	€ 18,178	€ 18,178